Marketing Expenses	12 Months Ended
Dec. 31, 2012
Marketing Expenses [Abstract]
Marketing Expenses

12. Marketing Expenses

Marketing expenses, excluding lead purchase costs, were $72.2 million, $41.2 million and $30.1 million, respectively, and lead purchase expense was $49.7 million, $43.2 million and $40.5 million, respectively, for the years ended December 31, 2012, 2011 and 2010. See Note 2.